ORGANIZATION AND BUSINESS	12 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS

NOTE 1 – ORGANIZATION AND BUSINESS

Sharing Services Global Corporation (“Sharing Services”) and its subsidiaries (collectively, the “Company”) aim to build shareholder value by developing or investing in innovative emerging businesses and technologies that augment the Company’s products and services portfolio, business competencies, and geographic reach. Sharing Services was incorporated in the State of Nevada in April 2015; its main business activities include:

●	Sale of Health and Wellness Products - The Company markets its health and wellness products primarily through an independent sales force, using a direct selling business model under the proprietary brand “The Happy Co.” Currently, The Happy Co. TM markets and distributes its health and wellness products primarily in the United States (“U.S.”) and Canada.

The Company generates substantially all of its revenue from the sale of health and wellness products.

●	Sale of Member-Based Travel Services - Through its subsidiary, Global Travel Destinations, the Company established a subscription-based travel services business under the proprietary brand MyTravelVentures (“MTV”) in May 2022. MTV provides entrepreneurial opportunities to its subscribers by capitalizing on both the direct selling model and the retail travel business model. The MTV services are designed to offer discount for travel relating to airfare, cruises, hotels, resorts, time shares and rental cars for destinations throughout the world for people of all ages, demographics, and economic backgrounds.

The Company is in the process of revamping its travel services business and has temporarily suspended its MTV business operation to prepare for its re-launch in November 2024.

In August 2021, Sharing Services and Hapi Café, Inc, a company affiliated with Heng Fai Ambrose Chan, a Director of the Company, entered into a Master Franchise Agreement (the “MFA”) pursuant to which Sharing Services acquired the exclusive franchise rights in North America to the brand “Hapi Café.” Under the terms of the MFA, Sharing Services, directly or through its subsidiaries, has the right to operate no less than five (5) corporate-owned stores and can offer to the public sub-franchise rights to own and operate other stores, subject to the terms and conditions contained in the MFA. The Company plans to open up Hapi Café in Dallas and the New York City, and is in the process of identifying and evaluating suitable locations.

Directly or through its subsidiaries, the Company from time to time will invest in emerging businesses, using a combination of debt and equity financing, in efforts to leverage the Company’s resources and business competencies and to participate in the growth of these businesses. As part of the Company’s commitment to the success of these emerging businesses, the Company, directly or through its subsidiaries, also plans to offer non-traditional inventory financing, order fulfillment and logistic, CRM “Back Office” solutions, and other success-critical services to these businesses.